Pioneer Variable Contracts Trust
Pioneer Strategic Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2024

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.5%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets*(a)
	Building & Construction Products — 0.0%†
9,975	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.345% (Term SOFR + 300 bps), 3/28/31	$ 10,012
	Total Building & Construction Products	$10,012
	Chemicals-Diversified — 0.1%
19,500	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.46% (Term SOFR + 350 bps), 10/15/28	$ 19,476
	Total Chemicals-Diversified	$19,476
	Cruise Lines — 0.1%
20,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.345% (Term SOFR + 350 bps), 5/1/31	$ 20,113
	Total Cruise Lines	$20,113
	Electric-Generation — 0.1%
30,000(b)	Alpha Generation LLC, Term Loan B, 9/19/31	$ 30,037
	Total Electric-Generation	$30,037
	Medical-Drugs — 0.0%†
10,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.783% (Term SOFR + 450 bps), 4/23/31	$ 10,003
	Total Medical-Drugs	$10,003
	Medical-Wholesale Drug Distribution — 0.1%
29,896	Owens & Minor, Inc., Term B-1 Loan, 8.695% (Term SOFR + 375 bps), 3/29/29	$ 29,924
	Total Medical-Wholesale Drug Distribution	$29,924
	Recreational Centers — 0.0%†
15,482	Fitness International LLC, Term B Loan, 10.505% (Term SOFR + 525 bps), 2/12/29	$ 15,473
	Total Recreational Centers	$15,473
	Total Senior Secured Floating Rate Loan Interests (Cost $134,105)	$135,038

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
15,463(c)	Desarrolladora Homex SAB de CV	$ 3
	Total Household Durables	$3
	Paper & Forest Products — 0.0%†
1,032(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.1%
1,529(c)	Grupo Aeromexico SAB de CV	$ 34,297
	Total Passenger Airlines	$34,297
	Pharmaceuticals — 0.0%†
159(c)	Endo, Inc.	$ 4,051
	Total Pharmaceuticals	$4,051
	Total Common Stocks (Cost $28,246)	$38,351

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — 3.8% of Net Assets
67,035	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	$ 67,257
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	105,159
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	84,941
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	71,091
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	103,322
96,970	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	98,475
60,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	59,739
14,554(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	13,907
50,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	51,425
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	103,386
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	82,120
150,000(d)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	149,896
100,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	99,580
91,118(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	92,677
82,609	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	80,194
	Total Asset Backed Securities (Cost $1,273,655)	$1,263,169

	Collateralized Mortgage Obligations—10.4% of Net Assets
100,000(e)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 69,574
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	74,802
91,420(e)	CIM Trust, Series 2021-J2, Class B3, 2.672%, 4/25/51 (144A)	75,059
92,397(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.987%, 5/25/51 (144A)	77,099
20,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.045% (SOFR30A + 376 bps), 2/25/40 (144A)	21,146
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.045% (SOFR30A + 376 bps), 2/25/40 (144A)	52,927
170,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.78% (SOFR30A + 450 bps), 1/25/42 (144A)	179,670
50,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.213% (SOFR30A + 195 bps), 3/25/44 (144A)	50,365
150,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.23% (SOFR30A + 395 bps), 9/26/33 (144A)	155,280
69,789(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 0.573% (SOFR30A + 592 bps), 7/15/42	8,895
39,548(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.093% (SOFR30A + 644 bps), 8/15/42	6,110
37,367(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	7,542
48,895(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	10,256
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.93% (SOFR30A + 565 bps), 12/25/50 (144A)	56,713
30,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 15.395% (SOFR30A + 1,011 bps), 7/25/50 (144A)	40,498
80,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 12.68% (SOFR30A + 740 bps), 11/25/50 (144A)	97,731
45,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 9.03% (SOFR30A + 375 bps), 12/25/41 (144A)	46,294
55,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B1, 10.03% (SOFR30A + 475 bps), 2/25/42 (144A)	58,179
131	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	130
17,621(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.155% (SOFR30A + 644 bps), 8/25/41	1,644

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
15,196(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 0.805% (SOFR30A + 609 bps), 6/25/48	$ 2,114
16,890(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 0.655% (SOFR30A + 594 bps), 7/25/49	1,963
15,671(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 0.655% (SOFR30A + 594 bps), 8/25/49	2,152
16,337(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 0.655% (SOFR30A + 594 bps), 8/25/49	2,368
92,478(e)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.928%, 8/25/51 (144A)	74,841
9,880	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	9,972
134,068(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 8.473% (1 Month Term SOFR + 331 bps), 9/20/49	2,950
195,919(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	34,171
194,473(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	32,568
95,782(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	14,488
110,533(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 8.403% (1 Month Term SOFR + 324 bps), 1/20/50	3,062
100,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	73,902
92,924(e)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.831%, 5/28/52 (144A)	75,956
90,725(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.229%, 7/25/51 (144A)	78,137
92,039(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	73,755
138,322(e)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.845%, 12/25/51 (144A)	111,059
91,783(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.979%, 10/25/51 (144A)	74,752
94,380(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.103%, 8/25/52 (144A)	76,678
100,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	73,907
94,213(e)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.294%, 3/25/52 (144A)	78,206
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.521%, 7/25/52 (144A)	67,614
58,063(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.08% (SOFR30A + 180 bps), 3/25/51 (144A)	55,156
100,000(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	68,551
95,045(e)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.527%, 4/25/52 (144A)	79,152
100,000(e)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	83,055
90,866(e)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	75,263
91,082(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	76,385
97,278(e)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.193%, 5/25/52 (144A)	80,612
100,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	68,315
50,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.895% (SOFR30A + 1,061 bps), 2/25/47 (144A)	60,690
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.852%, 10/25/56 (144A)	84,782
100,000(e)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.903%, 7/25/57 (144A)	86,699
100,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.119% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	100,421
86,636(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	72,985
150,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.68% (SOFR30A + 340 bps), 11/25/33 (144A)	152,652
89,330(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.911%, 9/25/50 (144A)	76,657

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	$ 68,064
94,979(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.432%, 3/25/52 (144A)	78,700
	Total Collateralized Mortgage Obligations (Cost $3,871,204)	$3,422,668

	Commercial Mortgage-Backed Securities—5.2% of Net Assets
60,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 9.211% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 24,780
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.191% (SOFR30A + 285 bps), 1/20/37 (144A)	98,252
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.388%, 9/15/48 (144A)	52,670
50,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.456% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	49,534
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.355%, 4/15/50	88,497
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.706%, 11/15/48	23,433
75,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.28% (SOFR30A + 400 bps), 11/25/51 (144A)	75,960
100,000(e)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	98,625
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.886%, 12/25/26 (144A)	46,908
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.213%, 7/25/27 (144A)	47,594
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.953%, 12/25/27 (144A)	70,056
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.223%, 10/25/31 (144A)	22,055
44,510(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	41,897
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 4.059%, 9/25/28 (144A)	45,240
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.864% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	98,594
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	10,809
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	47,422
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	80,000
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	10,488
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	91,275
91,198(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.645% (SOFR30A + 336 bps), 10/25/49 (144A)	91,655
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	24,728
100,000(e)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.704%, 3/11/31 (144A)	74,550
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.919% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	48,879
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.302%, 2/25/52 (144A)	87,072
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	80,807
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	77,770
100,000(e)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	103,240
1,000,000(e)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.489%, 3/15/51	11,975
	Total Commercial Mortgage-Backed Securities (Cost $2,014,662)	$1,724,765

	Convertible Corporate Bonds — 0.4% of Net Assets
	Entertainment — 0.3%
122,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 105,591
	Total Entertainment	$105,591

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.1%
22,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 20,284
	Total Software	$20,284
	Total Convertible Corporate Bonds (Cost $140,300)	$125,875

	Corporate Bonds — 39.2% of Net Assets
	Aerospace & Defense — 0.7%
180,000	Boeing Co., 6.858%, 5/1/54 (144A)	$ 197,570
35,000	Boeing Co., 7.008%, 5/1/64 (144A)	38,562
	Total Aerospace & Defense	$236,132
	Airlines — 1.2%
135,104(h)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 144,270
12,300	American Airlines Pass-Through Trust, 3.95%, 7/11/30	11,603
28,746(a)	Gol Finance S.A., 15.344% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	30,471
200,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	202,102
16,191	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	15,535
	Total Airlines	$403,981
	Auto Manufacturers — 2.2%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 133,847
40,000	Ford Motor Co., 6.10%, 8/19/32	40,999
205,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	207,562
25,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	25,848
125,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	130,186
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	175,943
	Total Auto Manufacturers	$714,385
	Banks — 10.2%
200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 175,047
200,000(e)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	177,137
EUR200,000(e)(i)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	198,126
65,000(e)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	67,408
41,000(e)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	42,651
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	201,040
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	25,057
5,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	5,600
220,000(e)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	183,374
200,000(e)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	226,290
170,000(e)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	184,834
255,000(e)	Lloyds Banking Group Plc, 5.721% (1 Year CMT Index + 107 bps), 6/5/30	267,212
100,000(e)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	86,859
40,000(e)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	41,234
100,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	100,757
20,000(e)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	20,647
75,000(e)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	78,746
20,000(e)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	20,967
235,000(e)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	209,956
115,000(e)	PNC Financial Services Group, Inc., 5.492% (SOFR + 120 bps), 5/14/30	120,171
60,000(e)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	68,699
50,000(e)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	50,882

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Banks — (continued)
50,000(e)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	$ 51,753
55,000(e)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	60,287
200,000(e)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	202,462
200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	196,781
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	213,166
70,000(e)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	72,695
	Total Banks	$3,349,838
	Beverages — 1.3%
225,000	PepsiCo, Inc., 4.80%, 7/17/34	$ 232,501
200,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	207,191
	Total Beverages	$439,692
	Biotechnology — 0.2%
35,000	Royalty Pharma Plc, 5.15%, 9/2/29	$ 35,899
40,000	Royalty Pharma Plc, 5.40%, 9/2/34	41,034
	Total Biotechnology	$76,933
	Building Materials — 0.1%
25,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 25,916
	Total Building Materials	$25,916
	Commercial Services — 1.6%
35,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 35,752
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	117,613
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	25,573
95,000	Block, Inc., 6.50%, 5/15/32 (144A)	98,925
10,000	Brink's Co., 6.50%, 6/15/29 (144A)	10,359
43,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	43,798
60,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	61,529
35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	34,364
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	37,427
24,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	24,032
15,000	Matthews International Corp., 8.625%, 10/1/27 (144A)	15,299
20,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	20,592
	Total Commercial Services	$525,263
	Computers — 0.1%
15,000	Amentum Escrow Corp., 7.25%, 8/1/32 (144A)	$ 15,655
10,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	10,550
	Total Computers	$26,205
	Cosmetics/Personal Care — 0.5%
145,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 147,103
	Total Cosmetics/Personal Care	$147,103
	Distribution/Wholesale — 0.0%†
10,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 10,412
	Total Distribution/Wholesale	$10,412
	Diversified Financial Services — 4.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 135,375
75,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	76,758

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
7,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	$ 7,216
130,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	134,176
105,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	109,762
60,000(e)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	49,158
70,000(e)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	73,258
100,000(e)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	108,034
25,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	25,239
45,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	46,265
40,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	41,578
150,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	152,213
80,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	85,639
50,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	50,841
130,000	OneMain Finance Corp., 4.00%, 9/15/30	115,788
20,000	OneMain Finance Corp., 7.875%, 3/15/30	20,908
10,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	10,663
75,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	76,411
30,000(e)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	30,821
32,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	31,168
	Total Diversified Financial Services	$1,381,271
	Electric — 1.1%
75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 70,078
15,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	15,181
15,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	15,212
50,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	52,577
145,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	154,956
35,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	39,459
	Total Electric	$347,463
	Electrical Components & Equipments — 0.3%
EUR100,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 105,046
	Total Electrical Components & Equipments	$105,046
	Electronics — 0.1%
30,000	Flex, Ltd., 5.25%, 1/15/32	$ 30,281
	Total Electronics	$30,281
	Energy-Alternate Sources — 0.1%
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 34,605
	Total Energy-Alternate Sources	$34,605
	Entertainment — 0.6%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 180,015
	Total Entertainment	$180,015
	Food — 0.7%
25,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	$ 25,879
13,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	11,273
77,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	79,778
45,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	48,001

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Food — (continued)
30,000	Kroger Co., 5.50%, 9/15/54	$ 30,192
30,000	Kroger Co., 5.65%, 9/15/64	30,159
	Total Food	$225,282
	Gas — 0.4%
120,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 125,814
	Total Gas	$125,814
	Hand & Machine Tools — 0.2%
50,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 53,179
	Total Hand & Machine Tools	$53,179
	Healthcare-Products — 0.1%
5,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29 (144A)	$ 5,152
40,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	41,540
	Total Healthcare-Products	$46,692
	Healthcare-Services — 0.6%
25,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	$ 25,779
100,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	103,148
65,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	67,324
	Total Healthcare-Services	$196,251
	Insurance — 1.2%
105,000	CNO Financial Group, Inc., 6.45%, 6/15/34	$ 110,997
100,000(e)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	89,412
120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	98,541
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	83,674
	Total Insurance	$382,624
	Iron & Steel — 0.3%
30,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 30,330
75,000	TMS International Corp., 6.25%, 4/15/29 (144A)	71,419
	Total Iron & Steel	$101,749
	Leisure Time — 0.5%
EUR100,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 119,196
4,000	Carnival Corp., 6.00%, 5/1/29 (144A)	4,053
45,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	46,133
5,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	4,984
	Total Leisure Time	$174,366
	Lodging — 0.5%
15,000(j)	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 15,469
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	28,502
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	30,368
10,000	Las Vegas Sands Corp., 6.00%, 8/15/29	10,392
65,000	Marriott International, Inc., 5.35%, 3/15/35	66,617
	Total Lodging	$151,348
	Media — 0.5%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 8,493

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Media — (continued)
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$ 114,980
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	15,358
35,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	36,556
	Total Media	$175,387
	Mining — 0.7%
115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 111,674
107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	106,077
	Total Mining	$217,751
	Multi-National — 0.3%
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	$ 55,416
INR4,000,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	47,158
	Total Multi-National	$102,574
	Office & Business Equipment — 0.1%
45,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 46,041
	Total Office & Business Equipment	$46,041
	Oil & Gas — 1.8%
150,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 157,209
30,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	29,891
55,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	57,003
72,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	61,582
75,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	74,721
35,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	36,113
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	35,862
10,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	9,913
10,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	9,936
45,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	44,981
30,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	29,522
45,000	YPF S.A., 6.95%, 7/21/27 (144A)	43,784
	Total Oil & Gas	$590,517
	Oil & Gas Services — 0.4%
30,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 30,765
50,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	51,580
30,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	30,899
	Total Oil & Gas Services	$113,244
	Packaging & Containers — 0.1%
40,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 41,247
	Total Packaging & Containers	$41,247
	Pharmaceuticals — 0.6%
10,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	$ 10,715
10,000	Novartis Capital Corp., 4.70%, 9/18/54	9,787
55,000	Novartis Capital Corp., 4.70%, 9/18/54	54,563
31,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	110,905
150,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$185,970

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Pipelines — 2.9%
40,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 40,345
45,000	Enbridge, Inc., 5.625%, 4/5/34	47,197
50,000(e)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	52,420
50,000(e)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	51,857
58,000(e)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	64,873
175,000	Energy Transfer LP, 5.60%, 9/1/34	181,811
19,000	Energy Transfer LP, 6.10%, 2/15/42	19,735
50,000	Energy Transfer LP, 7.375%, 2/1/31 (144A)	53,192
15,000(e)(i)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	14,785
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	8,095
105,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	99,295
34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	32,495
70,000	ONEOK, Inc., 4.75%, 10/15/31	70,000
35,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	36,772
88,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	91,199
20,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	20,919
50,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	52,796
15,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	16,898
	Total Pipelines	$954,684
	Real Estate — 0.1%
50,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 45,344
	Total Real Estate	$45,344
	REITs — 0.7%
25,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 25,079
6,000	Highwoods Realty LP, 2.60%, 2/1/31	5,112
6,000	Highwoods Realty LP, 3.05%, 2/15/30	5,399
155,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	113,194
10,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	10,486
30,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	26,051
20,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	21,348
15,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	16,011
	Total REITs	$222,680
	Retail — 0.6%
25,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	$ 26,432
120,000	Darden Restaurants, Inc., 6.30%, 10/10/33	130,758
35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	33,630
	Total Retail	$190,820
	Semiconductors — 0.6%
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 203,755
	Total Semiconductors	$203,755
	Telecommunications — 0.7%
24,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 25,830
EUR100,000	Lorca Telecom Bondco S.A., 4.00%, 9/18/27 (144A)	110,606

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
50,000	T-Mobile USA, Inc., 5.75%, 1/15/34	$ 53,694
35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	35,033
	Total Telecommunications	$225,163
	Trucking & Leasing — 0.1%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	$ 47,366
	Total Trucking & Leasing	$47,366
	Total Corporate Bonds (Cost $12,668,109)	$12,854,389

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
20,578(c)(k)+	Lorenz Re 2019, 6/30/25	$ 169
	Total Reinsurance Sidecars	$169
	Total Insurance-Linked Securities (Cost $3,129)	$169

Principal Amount USD ($)
	Foreign Government Bonds — 3.0% of Net Assets
	Argentina — 1.0%
6,500	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 4,248
145,500(d)	Argentine Republic Government International Bond, 4.125%, 7/9/35	69,840
250,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	250,000
	Total Argentina	$324,088
	Indonesia — 0.4%
IDR1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 117,396
	Total Indonesia	$117,396
	Ivory Coast — 0.6%
EUR100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 98,206
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	105,332
	Total Ivory Coast	$203,538
	Romania — 0.3%
EUR60,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 67,059
EUR40,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	44,004
	Total Romania	$111,063
	Serbia — 0.3%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 82,855
	Total Serbia	$82,855
	Supranational — 0.3%
INR5,500,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	$ 66,143
KZT11,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	22,713
	Total Supranational	$88,856

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Uruguay — 0.1%
UYU1,790,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 42,239
	Total Uruguay	$42,239
	Total Foreign Government Bonds (Cost $1,050,406)	$970,035

	U.S. Government and Agency Obligations — 28.8% of Net Assets
248,653	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 208,884
248,077	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	216,725
6,184	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	6,058
1,249	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,154
21,952	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	21,062
74,957	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	70,417
46,081	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	43,451
4,778	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	4,648
7,295	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	7,524
1,809	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	1,859
3,616	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	3,726
82,321	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	84,565
99,225	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	101,442
87,219	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	90,030
403,578	Federal National Mortgage Association, 1.500%, 3/1/42	339,080
108,017	Federal National Mortgage Association, 2.000%, 12/1/41	93,954
165,972	Federal National Mortgage Association, 2.000%, 4/1/42	144,282
56,185	Federal National Mortgage Association, 2.000%, 11/1/51	47,411
100,000	Federal National Mortgage Association, 2.000%, 10/15/54 (TBA)	82,656
100,000	Federal National Mortgage Association, 2.000%, 11/1/54 (TBA)	82,785
220,034	Federal National Mortgage Association, 2.500%, 5/1/51	193,811
63,617	Federal National Mortgage Association, 2.500%, 5/1/51	56,090
149,899	Federal National Mortgage Association, 2.500%, 11/1/51	132,150
164,074	Federal National Mortgage Association, 2.500%, 1/1/52	143,578
79,632	Federal National Mortgage Association, 2.500%, 2/1/52	69,987
425,655	Federal National Mortgage Association, 2.500%, 4/1/52	367,756
100,000	Federal National Mortgage Association, 2.500%, 11/15/53 (TBA)	86,406
9,319	Federal National Mortgage Association, 3.000%, 10/1/30	9,090
503	Federal National Mortgage Association, 3.000%, 5/1/46	464
707	Federal National Mortgage Association, 3.000%, 10/1/46	652
360	Federal National Mortgage Association, 3.000%, 1/1/47	332
115,545	Federal National Mortgage Association, 3.000%, 1/1/52	105,395
155,786	Federal National Mortgage Association, 3.000%, 3/1/52	142,355
968,693	Federal National Mortgage Association, 3.000%, 6/1/52	870,105
94,826	Federal National Mortgage Association, 3.000%, 6/1/52	85,250
73,945	Federal National Mortgage Association, 3.500%, 3/1/52	69,341
81,229	Federal National Mortgage Association, 3.500%, 4/1/52	76,059
28,286	Federal National Mortgage Association, 3.500%, 4/1/52	26,664
76,459	Federal National Mortgage Association, 3.500%, 5/1/52	71,830
100,000	Federal National Mortgage Association, 3.500%, 10/1/54 (TBA)	93,117
23,394	Federal National Mortgage Association, 4.000%, 10/1/40	23,131
3,258	Federal National Mortgage Association, 4.000%, 12/1/40	3,221
16,566	Federal National Mortgage Association, 4.000%, 11/1/43	16,237
36,644	Federal National Mortgage Association, 4.000%, 7/1/51	35,408

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,474	Federal National Mortgage Association, 4.000%, 9/1/51	$ 9,193
29,213	Federal National Mortgage Association, 4.500%, 9/1/43	29,547
28,002	Federal National Mortgage Association, 4.500%, 1/1/44	28,322
6,347	Federal National Mortgage Association, 5.000%, 4/1/30	6,452
8,271	Federal National Mortgage Association, 5.000%, 1/1/39	8,484
1,834	Federal National Mortgage Association, 5.000%, 12/1/44	1,889
100,000	Federal National Mortgage Association, 5.000%, 10/1/54 (TBA)	99,934
97,315	Federal National Mortgage Association, 5.500%, 9/1/39	99,349
83,827	Federal National Mortgage Association, 5.500%, 4/1/50	86,094
86,001	Federal National Mortgage Association, 5.500%, 4/1/53	87,311
35,290	Federal National Mortgage Association, 5.500%, 9/1/53	35,727
49	Federal National Mortgage Association, 6.000%, 3/1/32	51
90,468	Federal National Mortgage Association, 6.000%, 5/1/53	94,740
74,972	Federal National Mortgage Association, 6.000%, 7/1/53	77,235
91,460	Federal National Mortgage Association, 6.000%, 9/1/53	93,556
99,475	Federal National Mortgage Association, 6.000%, 3/1/54	101,911
200,000	Federal National Mortgage Association, 6.000%, 10/1/54 (TBA)	204,406
39,714	Federal National Mortgage Association, 6.500%, 8/1/53	41,082
88,149	Federal National Mortgage Association, 6.500%, 9/1/53	92,089
145,400	Federal National Mortgage Association, 6.500%, 5/1/54	149,881
383,372	Federal National Mortgage Association, 6.500%, 6/1/54	395,192
33,974	Federal National Mortgage Association, 6.500%, 8/1/54	35,266
34,974	Federal National Mortgage Association, 6.500%, 9/1/54	36,255
30,952	Federal National Mortgage Association, 6.500%, 9/1/54	32,265
100,000	Federal National Mortgage Association, 6.500%, 10/1/54 (TBA)	103,089
100,000	Federal National Mortgage Association, 6.500%, 11/1/54 (TBA)	103,042
2,835	Government National Mortgage Association I, 3.500%, 10/15/42	2,727
56,982	Government National Mortgage Association I, 4.000%, 4/15/42	56,375
47,235	Government National Mortgage Association I, 4.000%, 8/15/43	47,198
3,182	Government National Mortgage Association I, 4.000%, 3/15/44	3,133
6,966	Government National Mortgage Association I, 4.000%, 9/15/44	6,853
6,135	Government National Mortgage Association I, 4.000%, 4/15/45	6,038
11,174	Government National Mortgage Association I, 4.000%, 6/15/45	11,039
1,204	Government National Mortgage Association I, 4.500%, 9/15/33	1,212
2,497	Government National Mortgage Association I, 4.500%, 4/15/35	2,474
7,603	Government National Mortgage Association I, 4.500%, 1/15/40	7,690
30,647	Government National Mortgage Association I, 4.500%, 3/15/40	30,820
5,522	Government National Mortgage Association I, 4.500%, 9/15/40	5,585
6,455	Government National Mortgage Association I, 4.500%, 7/15/41	6,486
1,552	Government National Mortgage Association I, 5.000%, 4/15/35	1,596
1,351	Government National Mortgage Association I, 5.500%, 1/15/34	1,399
2,105	Government National Mortgage Association I, 5.500%, 4/15/34	2,179
600	Government National Mortgage Association I, 5.500%, 7/15/34	621
3,274	Government National Mortgage Association I, 5.500%, 6/15/35	3,389
226	Government National Mortgage Association I, 6.000%, 2/15/33	233
381	Government National Mortgage Association I, 6.000%, 3/15/33	401
415	Government National Mortgage Association I, 6.000%, 3/15/33	422
474	Government National Mortgage Association I, 6.000%, 6/15/33	501
513	Government National Mortgage Association I, 6.000%, 7/15/33	541

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
509	Government National Mortgage Association I, 6.000%, 7/15/33	$ 515
376	Government National Mortgage Association I, 6.000%, 9/15/33	380
434	Government National Mortgage Association I, 6.000%, 10/15/33	456
622	Government National Mortgage Association I, 6.500%, 1/15/30	634
82	Government National Mortgage Association I, 6.500%, 2/15/32	85
81	Government National Mortgage Association I, 6.500%, 3/15/32	84
188	Government National Mortgage Association I, 6.500%, 11/15/32	196
3,869	Government National Mortgage Association II, 3.500%, 4/20/45	3,673
6,050	Government National Mortgage Association II, 3.500%, 4/20/45	5,751
6,748	Government National Mortgage Association II, 3.500%, 3/20/46	6,433
10,952	Government National Mortgage Association II, 4.000%, 9/20/44	10,803
14,127	Government National Mortgage Association II, 4.000%, 10/20/46	13,883
12,733	Government National Mortgage Association II, 4.000%, 1/20/47	12,503
8,000	Government National Mortgage Association II, 4.000%, 2/20/48	7,773
11,193	Government National Mortgage Association II, 4.000%, 4/20/48	10,875
3,813	Government National Mortgage Association II, 4.500%, 9/20/41	3,858
10,196	Government National Mortgage Association II, 4.500%, 9/20/44	10,200
4,419	Government National Mortgage Association II, 4.500%, 10/20/44	4,450
8,924	Government National Mortgage Association II, 4.500%, 11/20/44	8,987
1,054	Government National Mortgage Association II, 5.500%, 3/20/34	1,098
1,729	Government National Mortgage Association II, 6.000%, 11/20/33	1,798
1,700,000(g)	U.S. Treasury Bills, 10/22/24	1,695,328
324,200	U.S. Treasury Bonds, 2.250%, 2/15/52	221,077
390,800	U.S. Treasury Bonds, 3.000%, 2/15/48	317,846
525,700	U.S. Treasury Bonds, 4.375%, 8/15/43	540,547
	Total U.S. Government and Agency Obligations (Cost $9,449,178)	$9,460,649

	SHORT TERM INVESTMENTS — 5.2% of Net Assets
	Foreign Treasury Obligations — 0.7%
EGP6,350,000(g)(l)	Egypt Treasury Bills, 32.177%, 3/11/25	$ 116,638
EGP6,825,000(g)(l)	Egypt Treasury Bills, 25.951%, 6/3/25	119,406
		$236,044
Shares
	Open-End Fund — 4.5%
1,463,471(m)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 1,463,471
		$1,463,471
	TOTAL SHORT TERM INVESTMENTS (Cost $1,703,027)	$1,699,515

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
1,600,000	Put USD Call JPY	Citibank NA	USD 59,336	USD 137.28	1/8/25	$ 18,833
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 59,336)					$18,833

	TOTAL OPTIONS PURCHASED (Premiums paid $ 59,336)					$18,833

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.5% (Cost $32,395,357)					$31,713,456
Shares		Net Realized Gain (Loss) for the period ended 9/30/24	Change in Unrealized Appreciation (Depreciation) for the period ended 9/30/24	Capital Gain Distributions for the period ended 9/30/24	Dividend Income for the period ended 9/30/24	Value
	Affiliated Issuer — 3.4%
	Closed-End Fund — 3.4% of Net Assets
115,064(n)	Pioneer ILS Interval Fund	$—	$136,927	$—	$—	$ 1,116,125
	Total Investments in Affiliated Issuer — 3.4% (Cost $1,147,176)					$1,116,125
Principal Amount USD ($)
	TBA Sales Commitments — (2.2)% of Net Assets
	U.S. Government and Agency Obligations — (2.2)%
(700,000)	Federal National Mortgage Association, 3.000%, 10/1/54 (TBA)	$ (628,195)
(100,000)	Federal National Mortgage Association, 5.500%, 10/15/39 (TBA)	(102,111)
	TOTAL TBA SALES COMMITMENTS (Proceeds $737,640)	$(730,306)

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Written — (0.0)%†
(800,000)	Put USD Call JPY	Citibank NA	USD 28,988	USD 137.28	1/8/25	$ (9,417)
	Total Over The Counter (OTC) Currency Put Option Written (Premiums received $28,988)					$(9,417)

	OTHER ASSETS AND LIABILITIES — 2.3%					$740,524
	net assets — 100.0%					$32,830,382

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $13,727,934, or 41.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2024.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Issued as preference shares.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
(n)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,129	$ 169
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	220,000	USD	145,852	Bank of America NA	10/25/24	$6,308
USD	128,542	KZT	61,700,000	Bank of America NA	10/24/24	673
SEK	1,800,000	EUR	153,982	Brown Brothers Harriman & Co.	10/29/24	5,875
BRL	835,000	USD	145,825	Citibank NA	11/8/24	6,751
TRY	2,300,000	USD	54,676	Citibank NA	1/10/25	5,676
USD	117,806	IDR	1,794,500,000	Citibank NA	12/13/24	(9)
USD	665,880	EUR	595,000	Citibank NA	12/20/24	1,376
BRL	435,000	USD	79,048	Goldman Sachs & Co.	11/8/24	438
INR	14,170,000	USD	168,787	Goldman Sachs & Co.	10/25/24	124
TRY	2,300,000	USD	54,403	Goldman Sachs & Co.	1/10/25	5,949
AUD	407,000	USD	276,383	HSBC Bank NA	11/21/24	5,181
AUD	235,000	USD	161,553	HSBC Bank NA	12/20/24	1,045
EUR	539,000	USD	587,712	HSBC Bank NA	10/25/24	12,936
USD	72,377	CAD	100,000	JPMorgan Chase Bank NA	11/4/24	(1,625)
USD	118,903	EUR	106,000	JPMorgan Chase Bank NA	11/21/24	658
EUR	156,341	SEK	1,800,000	State Street Bank & Trust Co.	10/29/24	(3,244)
USD	37,127	MXN	725,840	State Street Bank & Trust Co.	12/20/24	722
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$48,834

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
11	U.S. 2 Year Note (CBT)	12/31/24	$2,287,862	$2,290,664	$2,802
70	U.S. 5 Year Note (CBT)	12/31/24	7,679,010	7,691,797	12,787
12	U.S. 10 Year Note (CBT)	12/19/24	1,370,500	1,371,375	875
5	U.S. 10 Year Ultra Bond (CBT)	12/19/24	598,685	591,484	(7,201)
4	U.S. Ultra Bond (CBT)	12/19/24	543,945	532,375	(11,570)
			$12,480,002	$12,477,695	$(2,307)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
6	Euro-Bund	12/6/24	$(888,749)	$(901,117)	$(12,368)
TOTAL FUTURES CONTRACTS			$11,591,253	$11,576,578	$(14,675)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
21,356	Darden Restaurants, Inc.	Pay	1.00%	6/20/29	$(452)	$(132)	$(584)
1,750,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	(127,017)	(3,357)	(130,374)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(127,469)	$(3,489)	$(130,958)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD	— Australia Dollar
BRL	— Brazil Real
CAD	— Canada Dollar
EGP	— Egypt Pound
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
SEK	— Sweden Krona
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguay Peso

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$135,038	$—	$135,038
Common Stocks
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	34,297	—	34,297
All Other Common Stocks	4,054	—	—	4,054
Asset Backed Securities	—	1,263,169	—	1,263,169
Collateralized Mortgage Obligations	—	3,422,668	—	3,422,668
Commercial Mortgage-Backed Securities	—	1,724,765	—	1,724,765
Convertible Corporate Bonds	—	125,875	—	125,875
Corporate Bonds
Pharmaceuticals	—	185,970	—*	185,970
All Other Corporate Bonds	—	12,668,419	—	12,668,419
Insurance-Linked Securities
Reinsurance Sidecars	—	—	169	169
Foreign Government Bonds	—	970,035	—	970,035
U.S. Government and Agency Obligations	—	9,460,649	—	9,460,649
Foreign Treasury Obligations	—	236,044	—	236,044
Open-End Fund	1,463,471	—	—	1,463,471
Over The Counter (OTC) Currency Put Option Purchased	—	18,833	—	18,833
Affiliated Closed-End Fund	1,116,125	—	—	1,116,125
Total Investments in Securities	$2,583,650	$30,245,762	$169	$32,829,581
Liabilities
TBA Sales Commitments	$—	$(730,306)	$—	$(730,306)
Total Liabilities	$—	$(730,306)	$—	$(730,306)
Other Financial Instruments
Over The Counter (OTC) Currency Put Option Written	$—	$(9,417)	$—	$(9,417)
Net unrealized appreciation on forward foreign currency exchange contracts	—	48,834	—	48,834
Net unrealized depreciation on futures contracts	(14,675)	—	—	(14,675)
Centrally cleared swap contracts^	—	(3,489)	—	(3,489)
Total Other Financial Instruments	$(14,675)	$35,928	$—	$21,253
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended September 30, 2024, a security valued at $19,840 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs, and a security valued at $24,581 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3 during the period.